RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Fund management fees paid	$ 6,683,482	$ 11,152,353
Series Twenty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	378,835	42,000
Series Twenty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	258,000
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	202,998	0
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	435,802	1,178,511
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	42,582	50,352
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	11,374
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	57,423	76,308
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	30,540	41,073
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	30,732	35,376
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	519,601	0
Series Thirty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	523,527	75,500
Series Thirty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	58,154	81,582
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	787,880	1,946,803
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	206,940	950
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	200,000	430,691
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	42,612	608,250
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	23,960	798,009
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	526,729	1,576,709
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	86,211	1,570,687
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	938,915
Series Forty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	287,144	382,652
Series Forty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	520,930	590,329
Series Forty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	104,476	158,605
Series Forty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	918,806	75,500
Series Forty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Forty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	517,600	0
Series Forty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	$ 180,000	$ 224,177